Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	46 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000103258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.95%	21.42%		2.61%	1.39%
C000103256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	1.27%	14.79%		1.19%	0.57%
C000103256 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	6.88%	21.15%		2.29%	1.12%
C000103257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	5.48%	19.29%		1.53%	0.50%
C000103257 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	6.48%	20.29%		1.53%	0.50%
C000198231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	6.96%	21.47%		2.64%	1.42%
C000121567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	7.24%	24.29%		7.47%	4.28%
C000121568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	1.50%	17.60%		6.07%	3.46%
C000121568 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	7.13%	24.12%		7.22%	4.02%
C000121569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	5.82%	22.18%		6.41%	3.39%
C000121569 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	6.81%	23.18%		6.41%	3.39%
C000166017 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	7.30%	24.44%		7.54%	4.33%
C000223506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	7.77%	21.00%	4.44%
C000223508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	2.03%	14.54%	2.75%
C000223508 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	7.68%	20.88%	4.19%
C000223507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	7.89%	21.16%	4.48%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	8.59%	25.32%	(0.46%)	3.93%	3.43%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	11.13%	33.68%		12.03%	9.78%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.66%	5.39%		2.36%	1.69%
MSCI Emerging Markets Minimum Volatility Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Minimum Volatility Index
Average Annual Return, Percent	9.49%	21.72%	3.06%